ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payable	¥ 78,263	$ 12,029	¥ 47,221
Business tax, VAT and surcharges payable	8,995	1,383	2,205
Interest payable	1,608	247	897
Accrued expenses	41,553	6,386	35,758
Accrual for purchase of property and equipment	9,241	1,420	7,292
Payable for acquisition consideration	25,626	3,939	0
Others	5,813	894	2,785
Accounts Payable and Accrued Liabilities, Current	¥ 171,099	$ 26,298	¥ 96,158